UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:  Polynous Capital Management, Inc.

Address:  345 California Street
	    Suite 1220
          San Francisco, CA 94104

13F File Number: 801-49411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	  Kevin Wenck
Title:  President
Phone:   415-217-3736
Signature, Place, and Date of Signing:

   Kevin L. Wenck	  San Francisco, California	  November 8, 1999

Report Type:

   13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13 F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$116,524

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
ASI Solutions Incorporated     com              00206F108      722   199200 SH
SOLE                   199200
Alterra Healthcare             com              012146C10     2223   250500 SH
SOLE                   250500
Ambassadors International, Inc com              023178106      564    42000 SH
SOLE                    42000
Applebees Internationl, Inc.   com              037899101     1098    32600 SH
SOLE                    32600
Central Garden & Pet Company   com              153527106     2670   350200 SH
SOLE                   350200
Champion Enterprises, Inc.     com              C15849610     2046   227300 SH
SOLE                   227300
Coast Dental Services Inc.     com              19034H102     1972   606900 SH
SOLE                   606900
Complete Business Solutions, I com              20452f107     2141   156400 SH
SOLE                   156400
Consolidated Graphics, Inc.    com              209341106     3694    87700 SH
SOLE                    87700
Crossman Communities, Inc.     com              22764E109     2768   169700 SH
SOLE                   169700
Cytyc Corporation              com              232946103     1335    34500 SH
SOLE                    34500
Dave & Busters, Inc            com              23833N104     1957   163900 SH
SOLE                   163900
Finish Line, Inc. Cl A         com              317923100     3001   343000 SH
SOLE                   343000
Gerald Stevens, Inc.           com              37369G101      893    63800 SH
SOLE                    63800
Group Maintenance America Corp com              39943E107     2754   220300 SH
SOLE                   220300
Guest Supply, Inc.             com              401630108     1126    78300 SH
SOLE                    78300
Guitar Center, Inc.            com              402040109     3161   334900 SH
SOLE                   334900
Healthcare Recoveries, Inc.    com              42220K101     2009   730400 SH
SOLE                   730400
Helen Of Troy, Ltd.            com              G4388N106     1475   153200 SH
SOLE                   153200
Inacom Corp.                   com              45323G109     1781   193900 SH
SOLE                   193900
International Total Services,  com              460499106     2895   908300 SH
SOLE                   908300
Jo-Ann Stores, Inc. -Cl A      com              47758P109     3002   241400 SH
SOLE                   241400
Kendle International, Inc.     com              48880L107     1188   149700 SH
SOLE                   149700
Keystone Automotive Industries com              49338N109     1678   153400 SH
SOLE                   153400
Lifetime Hoan Corp             com              531926103     3066   419300 SH
SOLE                   419300
Mail-Well, Inc.                com              560321200     2789   201000 SH
SOLE                   201000
Meade Instruments Corp.        com              583062104     3179   132100 SH
SOLE                   132100
Metals USA, Inc.               com              591324108     2650   260100 SH
SOLE                   260100
Motor Cargo Industries         com              619907108     4186   608900 SH
SOLE                   608900
NCI Building Systems, Inc.     com              628852105     3061   184800 SH
SOLE                   184800
Nautica Enterprises, Inc.      com              639089101      780    48400 SH
SOLE                    48400
Ocular Sciences, Inc.          com              675744015     3987   205800 SH
SOLE                   205800
PAREXEL International Corporat com              699462107     2696   295400 SH
SOLE                   295400
Paul Harris Stores, Inc.       com              703555201     1465   372000 SH
SOLE                   372000
Princeton Video Image, Inc.    com              742476104     1026   218900 SH
SOLE                   218900
ProMedCo Management Company    com              74342L105     3261   984600 SH
SOLE                   984600
RCM Technologies, Inc.         com              749360400     3061   284700 SH
SOLE                   284700
RehabCare Group, Inc.          com              759148109     3314   186700 SH
SOLE                   186700
RemedyTemp, Inc.               com              759549108     3400   236500 SH
SOLE                   236500
Richardson Electronics         com              763165107     1322   159000 SH
SOLE                   159000
Scp Pool Corp                  com              784028102     2505   106600 SH
SOLE                   106600
Stein Mart, Inc.               com              858375108     3577   502100 SH
SOLE                   502100
Systemax Inc.                  com              871851101     2446   292100 SH
SOLE                   292100
The Buckle, Inc.               com              118440106     2945   170700 SH
SOLE                   170700
Varco International, Inc.      com              922126107      909    74600 SH
SOLE                    74600
Visio Corporation              com              927914101     1185    30200 SH
SOLE                    30200
Wackenhut Corrections Corp     com              929798106     1675   125200 SH
SOLE                   125200
Whitehall Jewellers, Inc.      com              965063100     4494   156300 SH
SOLE                   156300
Whole Foods Market, Inc.       com              966837106     2899    88600 SH
SOLE                    88600
Women First Healthcare Inc.    com              978150100      679    96100 SH
SOLE                    96100
eShare Technologies Inc.       com              296428105     1833   234600 SH
SOLE                   234600